VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.7%
Alabama : 3.0%
Black Belt Energy Gas District
Gas, Project No. 4, Series A
(RB)
4.00%, 12/01/49 (c) (p) $ 2,360 $ 2,369,232
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 600 601,888
Black Belt Energy Gas District,
Series D-1 (RB)
5.50%, 06/01/49 (c) (p) 1,000 1,059,799
County of Jefferson (RB)
5.00%, 09/15/28 (c) 525 544,606
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/50 (c) (p) 1,500 1,503,924
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54 (c) (p) 1,000 1,051,973
The Black Belt Energy Gas
District, Gas Project, Series
E (RB)
5.00%, 05/01/53 (p) 1,000 1,032,854
8,164,276
Arizona : 1.6%
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 11/01/28 (c) 500 526,940
Arizona Transportation Board,
Highway (RB)
5.00%, 07/01/30 (c) 835 858,534
City of Phoenix Civic
Improvement Corp., Junior
Lien Wastewater System (RB)
5.00%, 07/01/29 (c) 620 638,307
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/26 700 713,679
5.00%, 01/01/53 (c) (p) 500 510,731
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/26 500 510,543
5.00%, 01/01/27 500 521,646
4,280,380
California : 17.6%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/47 (c) (p) 1,155 1,151,445
Bay Area Toll Authority, Series
B (RB)
2.85%, 04/01/47 (c) (p) 375 374,759
California Community Choice
Financing Authority (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,048,595
Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy, G-1 (RB)
5.25%, 11/01/54 (c) (p) $ 1,000 $ 1,058,867
California Community Choice
Financing Authority, Clean
Energy, Series A-1 (RB)
4.00%, 05/01/53 (c) (p) 500 500,076
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54 (c) (p) 1,000 1,056,126
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 533,644
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-3 (RB)
2.00%, 10/01/36 (c) (p) 335 330,750
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series C (RB)
5.00%, 10/01/39 (p) 585 589,741
California Infrastructure and
Economic Development
Bank, Series B (RB)
5.00%, 11/01/29 (c) 500 539,962
California Infrastructure And
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/47 (c) (p) 500 503,651
California State Public Works
Board, Kern Valley State
Prison, Series D (RB)
5.00%, 06/01/25 825 831,129
California State Public Works
Board, Natural Resources
Headquarters, Series C (RB)
5.00%, 11/01/29 675 740,196
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/26 830 860,911
5.00%, 10/01/28 (c) 785 826,440
California State Public Works
Board, Various Correctional
Facilities, Series D (RB)
5.00%, 09/01/26 500 517,713
California State University,
Systemwide, Series B-3 (RB)
3.12%, 11/01/51 (c) (p) 500 499,688

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29 (c) $ 2,500 $ 2,186,490
City and County of San
Francisco, Community
College District (GO)
5.00%, 06/15/25 1,000 1,008,617
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/30 (c) 1,000 1,004,654
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 545,042
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 472,783
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/40 (c) 1,000 1,007,892
5.00%, 06/01/45 (c) 1,870 1,884,757
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
(AGM)
0.00%, 06/01/26 ^ 1,000 961,108
Los Angeles County
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 07/01/25 500 504,940
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/30 (c) 1,720 1,868,934
Los Angeles Unified School
District, Series B (GO)
5.00%, 07/01/30 (c) 500 514,052
Oakland Unified School District,
Series A (GO)
5.00%, 08/01/40 (c) 1,000 1,012,059
Public Facilities Financing
Authory of the City of San
Diego, Subordinated Water,
Series B (RB)
5.00%, 08/01/27 (c) 500 516,955
Public Utilities Commission
of the City & County of
San Francisco, Wastewater
Revenue, Series A (RB)
1.00%, 10/01/25 (c) 1,000 982,199
5.00%, 10/01/26 1,000 1,040,891
Par
(000’s) Value
California (continued)
San Bernardino Community
College District, Series A (GO)
4.00%, 08/01/49 (c) $ 540 $ 559,967
San Diego County, East County
Advanced Water Purification
Joint Powers Authority, Series
A (RB)
3.12%, 09/01/26 (c) 500 500,375
Southwestern Community
College District, Series D (GO)
5.00%, 08/01/44 (c) 500 505,980
State of California, Department
of Water Resources, Series
BB (RB)
5.00%, 12/01/26 500 522,909
State of California, Various
Purpose (GO)
5.00%, 08/01/25 1,000 1,012,059
5.00%, 09/01/26 1,000 1,037,157
5.00%, 11/01/26 915 952,494
5.00%, 04/01/27 750 786,684
5.00%, 08/01/27 1,305 1,378,148
5.00%, 09/01/27 1,000 1,057,790
5.00%, 10/01/27 500 529,763
5.00%, 10/01/27 530 561,549
5.00%, 10/01/27 1,000 1,059,527
5.00%, 09/01/28 1,000 1,076,193
5.00%, 11/01/28 910 982,154
5.00%, 11/01/28 (c) 1,000 1,055,634
5.00%, 10/01/29 (c) 1,000 1,023,654
5.00%, 10/01/29 1,000 1,096,910
5.00%, 04/01/30 2,910 3,217,216
5.00%, 09/01/30 (c) 1,095 1,129,843
5.00%, 10/01/30 (c) 750 817,843
48,338,915
Colorado : 1.3%
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/35 (c) 500 520,686
City Of Colorado Springs,
Colorado Utilities System,
Series A-1 (RB)
5.00%, 11/15/26 500 519,780
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/25 500 507,693
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 1,000 1,078,920
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 520,222
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/34 (c) 500 516,535
3,663,836

Par
(000’s) Value
Connecticut : 2.3%
Connecticut State Health
& Educational Facilities
Authority, Series A (RB)
5.00%, 07/01/26 $ 500 $ 514,682
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 994,660
State of Connecticut, Series E
(GO)
5.00%, 11/15/25 670 682,048
State of Connecticut, Special
Tax, Transportation
Infrastructure Purpose,
Series A (ST)
5.00%, 05/01/28 600 640,932
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (ST)
5.00%, 05/01/26 1,015 1,043,842
University of Connecticut,
Series A (RB)
5.00%, 04/15/26 550 564,751
5.00%, 04/15/29 (c) 1,000 1,062,935
5.00%, 01/15/30 (c) 745 772,400
6,276,250
Delaware : 0.5%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 500 490,824
Delaware Transportation
Authority (RB)
5.00%, 07/01/26 500 516,298
State of Delaware, Series A
(GO)
5.00%, 10/01/25 410 416,232
1,423,354
District of Columbia : 1.1%
District of Columbia, Series D
(GO)
5.00%, 06/01/25 315 317,257
District of Columbia, Series E
(GO)
5.00%, 06/01/25 500 503,583
Metropolitan Washington
Airports Authority, Airport
System, Series B (RB)
5.00%, 10/01/28 500 537,065
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series C (RB) (AGC)
6.50%, 10/01/41 (c) 1,000 1,060,265
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/30 (c) 555 579,878
2,998,048
Par
(000’s) Value
Florida : 3.4%
Central Florida Expressway
Authority (RB) (AGM)
5.00%, 07/01/27 $ 500 $ 525,934
County of Miami-Dade (RB)
5.00%, 10/01/29 (c) 510 527,197
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/30 (c) 520 535,239
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/28 1,000 1,068,740
Florida State Department of
Transportation, Turnpike
Enterprise, Series A (RB)
5.00%, 07/01/26 (c) 655 660,392
Orange County, Tourist
Development Tax (RB)
5.00%, 10/01/30 490 539,858
Polk County, School District
(RB) (SAW)
5.00%, 10/01/30 (c) 1,000 1,081,527
School Board of Miami-Dade
County, Series A (CP)
5.00%, 05/01/28 (c) 895 899,680
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/29 (c) 710 740,729
State of Florida, Board of
Education, Public Education
Capital Outlay, Series A (GO)
5.00%, 06/01/28 770 825,763
State of Florida, Board of
Education, Public Education
Capital Outlay, Series E (GO)
3.00%, 06/01/30 (c) 1,000 986,263
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 967,547
9,358,869
Georgia : 3.4%
Georgia State Road and Tollway
Authority (RB)
5.00%, 06/01/29 800 871,159
Main Street Natural Gas, Inc.,
Gas Supply, Series B (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,056,083
Main Street Natural Gas, Inc.,
Gas Supply, Series C (RB)
5.00%, 09/01/53 (c) (p) 1,000 1,059,820
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 07/01/52 (c) (p) 1,250 1,265,937
Main Street Natural Gas, Inc.,
Series B (RB)
5.00%, 12/01/52 (c) (p) 500 518,702

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 03/01/50 (c) (p) $ 1,500 $ 1,504,032
4.00%, 08/01/52 (c) (p) 500 496,159
State of Georgia, Series A (GO)
5.00%, 08/01/26 700 724,258
5.00%, 02/01/29 (c) 680 693,724
State of Georgia, Series C (GO)
5.00%, 07/01/26 1,000 1,032,736
9,222,610
Hawaii : 1.4%
City & County of Honolulu, Rail
Transit Project, Series E (GO)
5.00%, 03/01/26 785 804,205
5.00%, 03/01/27 500 523,359
State of Hawaii, General
Obligation, Series EO (GO)
5.00%, 08/01/25 (c) 520 520,899
State of Hawaii, Series ET (GO)
3.00%, 10/01/29 (c) 1,000 985,604
State of Hawaii, Series FE (GO)
5.00%, 10/01/25 1,000 1,015,200
3,849,267
Illinois : 4.9%
Board of Trustees of the
University of Illinois, Series
A (RB)
5.00%, 04/01/25 500 501,734
Chicago O'Hare International
Airport, Series B (RB) (AGM)
5.00%, 01/01/26 500 509,362
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 315 320,898
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/30 500 544,063
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/25 340 342,111
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 373,302
5.00%, 01/01/30 2,000 2,103,756
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 360,394
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 07/01/27 685 720,530
5.00%, 01/01/28 500 531,074
Illinois Finance Authority,
Northshore University Health
System, Series A (RB) (AGM)
5.00%, 08/15/26 500 515,326
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 432,098
Par
(000’s) Value
Illinois (continued)
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 $ 650 $ 676,780
Illinois State, Series A (GO)
5.00%, 11/01/27 1,000 1,046,622
Regional Transportation
Authority of Illinois, Series
A (RB)
5.00%, 07/01/28 (c) 735 769,273
State of Illinois (GO)
3.50%, 06/01/29 (c) 685 680,172
State of Illinois (GO) (AGC)
5.50%, 05/01/25 335 336,963
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 594,280
State of Illinois, Series D (GO)
5.00%, 11/01/25 1,345 1,363,771
5.00%, 11/01/26 800 825,072
13,547,581
Indiana : 0.9%
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 1,545 1,582,166
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 935 1,019,761
2,601,927
Iowa : 0.6%
PEFA, Inc., Gas Project (RB)
5.00%, 09/01/49 (c) (p) 1,500 1,528,385
Underline
Kansas : 0.2%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/30 (c) 500 510,270
Underline
Kentucky : 1.3%
Commonwealth of Kentucky,
Project No. 131, Series A (RB)
5.00%, 10/01/30 250 276,534
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/52 (c) (p) 1,200 1,198,374
Kentucky Public Energy
Authority, Gas Supply, Series
C-1 (RB)
4.00%, 12/01/49 (c) (p) 1,100 1,101,655
Louisville & Jefferson County,
Metro Government, Norton
Healtcare, Inc., Series C (RB)
5.00%, 10/01/47 (c) (p) 1,000 1,028,030
3,604,593
Louisiana : 0.8%
Louisiana Public Facilities
Authority, Ochsner Clinic
Project, Series B (RB) (SAW)
5.00%, 05/15/50 (c) (p) 500 502,108

Par
(000’s) Value
Louisiana (continued)
St. John Baptist Parish,
Marathon Oil Co., Series B-2
(RB)
2.38%, 06/01/37 (p) $ 750 $ 741,111
State of Louisiana, Series A
(GO)
5.00%, 02/01/29 1,000 1,081,185
2,324,404
Maine : 0.2%
State of Maine, Series B (GO)
(SBG)
5.00%, 06/01/25 500 503,649
Underline
Maryland : 2.7%
County of Baltimore (GO)
5.00%, 03/01/30 945 1,045,252
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
4.00%, 08/01/29 750 787,907
Maryland Community
Development Administration,
Fairfield Marley Station,
Series D (RB)
3.30%, 01/01/29 500 500,492
State of Maryland, Department
of Transportation (RB)
4.00%, 11/01/27 (c) 500 500,061
5.00%, 10/01/26 595 617,258
State of Maryland, Department
of Transportation, Series B
(RB)
4.00%, 05/01/30 (c) 750 768,308
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 06/01/27 (c) 560 560,145
State of Maryland, State and
Local Facilities Loan, Second
Series B (GO)
5.00%, 08/01/26 385 398,170
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/28 (c) 500 522,652
5.00%, 03/15/28 500 534,299
5.00%, 03/15/29 1,000 1,087,866
7,322,410
Massachusetts : 3.0%
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/27 680 714,561
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/27 710 740,467
5.00%, 05/01/27 500 525,794
5.00%, 07/01/27 500 527,612
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 415,096
Par
(000’s) Value
Massachusetts (continued)
5.00%, 05/01/30 $ 1,000 $ 1,110,149
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 12/01/25 750 752,241
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
5.00%, 10/15/26 500 520,828
Massachusetts State College
Building Authority, Series A
(RB)
5.00%, 05/01/49 (c) 775 779,436
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 1,000 1,129,069
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/40 (c) 1,000 1,032,571
8,247,824
Michigan : 0.9%
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series B (RB)
5.00%, 07/01/30 (c) 500 511,882
Michigan State Housing
Development Authority,
Series A (RB)
3.70%, 04/01/30 (c) 500 501,636
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/30 (c) 410 408,938
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/26 500 511,995
State of Michigan, Trunk Line,
Series B (RB)
5.00%, 11/15/27 500 530,623
2,465,074
Minnesota : 1.3%
Minneapolis- St. Paul
Metropolitan Airports, Series
A (RB)
5.00%, 01/01/29 1,000 1,075,465
Minneapolis-St. Paul
Metropolitan Airports
Commission, Series B (RB)
5.00%, 01/01/30 (c) 515 533,265
Minneapolis-St. Paul
Metropolitan Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,041,436
State of Minnesota, Various
Purpose, Series D (GO)
3.00%, 10/01/30 (c) 1,000 990,711
3,640,877

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mississippi : 0.2%
State of Mississippi, Series A
(GO)
5.00%, 10/01/29 (c) $ 430 $ 452,739
Underline
Missouri : 0.8%
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,562,988
Missouri State Environmental
Improvement and Energy
Resources Authority, Water
Pollution Control and
Drinking Water, Series B (RB)
5.00%, 01/01/26 (c) 500 504,528
2,067,516
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 07/01/28 (c) 500 506,921
Underline
Nevada : 0.6%
Clark County (GO)
5.00%, 06/01/25 1,090 1,097,954
Clark County, Nevada Airport
System, Series A (RB)
5.00%, 07/01/29 500 543,736
1,641,690
New Jersey : 3.7%
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 660 665,418
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/34 (c) 615 647,800
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.25%, 06/15/29 (c) 1,000 1,009,152
5.25%, 06/15/40 (c) 1,500 1,513,728
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26 (c) 500 500,756
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/25 1,000 1,009,757
5.00%, 07/01/28 (c) 1,000 1,053,312
New Jersey Health Care
Facilities Financing Authority,
Greystone Park Psychiatric
Hospital (RB)
5.00%, 09/15/26 500 516,449
Par
(000’s) Value
New Jersey (continued)
New Jersey Health Care
Facilities Financing Authority,
Hackensack Meridian Health,
Series A (RB)
5.00%, 07/01/29 (c) $ 660 $ 690,117
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/26 500 518,925
5.00%, 06/15/30 (c) 435 444,697
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/25 500 503,843
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/25 500 497,593
2.00%, 06/01/26 500 490,648
10,062,195
New Mexico : 0.9%
New Mexico Hospital
Equipment Loan Council,
Presbyterian Healthcare
Services, Series A (RB)
4.12%, 08/01/44 (c) 1,000 1,004,940
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 883,771
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 535 552,212
2,440,923
New York : 13.6%
City of New York, Series A-1
(GO)
5.00%, 08/01/29 1,000 1,091,179
City of New York, Series C (GO)
5.00%, 09/01/27 1,000 1,055,998
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 527,159
City of New York, Series C and
D (GO)
5.00%, 08/01/26 325 335,876
City of New York, Series E (GO)
5.00%, 08/01/30 (c) 540 555,387
City of New York, Series F-1
(GO)
5.00%, 03/01/27 410 428,731
County of Nassau, Series C (GO)
5.00%, 10/01/25 550 558,760
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 528,870
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/26 500 518,627

Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series C (RB)
5.25%, 11/15/29 (c) $ 1,000 $ 1,013,809
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,104,720
New York City Housing
Development Corp., Multi-
Family Housing, Series F-2
(RB) (FHA 542 (C))
0.60%, 05/01/61 (c) (p) 300 296,308
New York City Transitional
Finance Authority Future Tax
Secured, Series A (RB)
5.00%, 11/01/27 440 466,836
New York City Transitional
Finance Authority Future Tax
Secured, Series F, Subseries
F-1 (RB)
5.00%, 02/01/27 850 888,885
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/25 570 576,197
New York City Transitional
Finance Authority, Fiscal
Series A, Subseries A-1 (RB)
5.00%, 11/01/26 1,000 1,039,759
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/30 (c) 1,190 1,234,686
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
G-1 (RB)
4.00%, 11/01/30 1,500 1,585,734
New York City, Series A-1 (GO)
5.00%, 09/01/27 1,000 1,055,998
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 1,000 1,037,393
New York State Dormitory
Authority, New York Cornell
University, Series A (RB)
5.00%, 07/01/26 700 723,310
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,090,340
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 534,080
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/30 (c) $ 1,325 $ 1,365,032
New York State Dormitory
Authority, Series A (RB)
5.00%, 03/15/26 780 800,538
5.00%, 03/15/26 485 496,366
5.00%, 02/15/27 500 523,607
New York State Dormitory
Authority, Series B (RB)
5.00%, 03/15/30 500 555,667
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 685,091
New York State Dormitory
Authority, State Sales Tax,
Series B (RB)
5.00%, 03/15/26 (c) 500 507,279
5.00%, 03/15/29 (c) 595 603,663
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/25 1,035 1,037,830
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 680 698,208
New York State Dormitory
Authority, State University
Dormitory Facilities, Series
A (RB)
5.00%, 07/01/25 500 504,549
New York State Environmental
Facilities Corp., State Clean
Water And Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 650,484
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 11/01/60 (c) (p) 920 898,120
New York State Housing
Finance Agency, Series C (RB)
(SONYMA HUD SECT 8)
3.80%, 11/01/62 (c) (p) 500 501,261
New York State Housing
Finance Agency, Series C-2
(RB) (SONYMA HUD SECT 8)
3.60%, 11/01/63 (c) (p) 500 502,002
New York State Housing
Finance Agency, Series L-2
(RB)
0.75%, 11/01/25 (c) 395 385,052
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/27 1,000 1,044,434

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/25 $ 495 $ 496,330
5.00%, 03/15/27 690 723,544
5.00%, 03/15/28 (c) 500 512,998
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
5.00%, 03/15/27 500 524,307
New York State Urban
Development Corp., State
Personal Income, Series E
(RB)
5.00%, 03/15/25 500 501,343
Triborough Bridge & Tunnel
Authority, Series  A-2 (RB)
2.00%, 05/15/45 (p) 875 856,289
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,041,337
5.00%, 11/15/27 500 531,314
5.00%, 11/15/28 1,000 1,082,254
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 11/15/28 (c) 1,000 1,077,594
37,355,135
North Carolina : 1.9%
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/29 (c) 500 508,281
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/30 (c) 250 228,831
County of Wake (RB)
5.00%, 09/01/26 375 388,462
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/51 (p) 500 508,888
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/30 (c) 1,500 1,616,284
State of North Carolina, Series
A (GO)
5.00%, 06/01/30 (c) 1,140 1,217,156
State of North Carolina, Series
B (RB)
5.00%, 05/01/29 (c) 585 611,734
5,079,636
Ohio : 2.4%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 500 529,731
Par
(000’s) Value
Ohio (continued)
City of Columbus, Various
Purpose (GO)
5.00%, 04/01/29 (c) $ 750 $ 791,411
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,356,156
5.00%, 08/01/30 (c) 1,030 1,084,906
Lancaster Port Authority, Gas
Supply (RB) (SBG)
5.00%, 08/01/49 (c) (p) 485 485,000
Ohio Quality Development
Authority, American Electric
Power Company Project,
Series D (RB)
3.20%, 05/01/26 500 497,554
Ohio Water Development
Authority, Series A (RB)
5.00%, 06/01/29 (c) 770 835,485
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,039,313
6,619,556
Oklahoma : 0.1%
Canadian County Educational
Facilities Authority, Mustang
Public Schools (RB)
3.00%, 09/01/29 (c) 330 323,371
Underline
Oregon : 0.8%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 520,262
Jackson County School District
No 549C Medford (GO) (SBG)
5.00%, 12/15/28 (c) 1,250 1,259,805
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
5.00%, 06/15/25 500 504,032
2,284,099
Pennsylvania : 3.0%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 07/15/30 (c) 360 387,513
Allegheny County Sanitary
Authority (RB) (BAM)
5.00%, 12/01/27 (c) 500 509,292
City of Philadelphia, Series A
(GO)
5.00%, 08/01/25 300 303,159
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/31 (c) 510 494,006
5.00%, 01/01/26 560 571,452
5.00%, 03/15/27 (c) 500 501,153
5.00%, 07/15/27 1,000 1,053,393
5.00%, 09/01/27 1,000 1,055,998

Par
(000’s) Value
Pennsylvania (continued)
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 $ 1,000 $ 1,032,330
County of Lehig, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 614,684
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 500 509,802
Montgomery County Industrial
Development Authority,
Series B (RB)
4.10%, 06/01/29 705 721,538
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 04/15/26 (c) 500 506,167
8,260,487
Rhode Island : 0.4%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AGM)
5.00%, 05/15/26 (c) 500 502,493
Tobacco Settlement Financing
Corporation Tobacco
Settlement Asset-Backed
Bonds, Series A (RB)
5.00%, 06/01/26 (c) 500 502,119
1,004,612
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/30 (c) 255 265,606
Underline
Tennessee : 1.8%
Johnson City Health &
Educational Facilities Board,
Series A (RB)
5.00%, 07/01/25 500 503,500
Metropolitan Government of
Nashville & Davidson County
(GO)
5.00%, 07/01/26 525 542,112
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/31 (c) 545 549,340
Shelby County Health
Educational & Housing
Facilities Board, Baptist
Memorial Health, Series B
(RB)
5.00%, 09/01/49 (c) (p) 500 528,572
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/49 (c) (p) 1,775 1,781,889
Par
(000’s) Value
Tennessee (continued)
Tennessee Energy Acquisition
Corp., Gas Project, Series A-1
(RB)
5.00%, 05/01/53 (c) (p) $ 500 $ 517,317
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 500 514,990
4,937,720
Texas : 9.2%
Austin Independent School
District (GO)
5.00%, 08/01/28 505 540,952
Bexar County, Limited Tax (GO)
5.00%, 06/15/27 (c) 500 514,444
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 1,000 1,093,211
City of Dallas, Series A (GO)
5.00%, 02/15/25 500 500,364
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/30 (c) 565 580,067
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/27 (c) 630 648,928
City of San Antonio, General
Improvement (GO)
5.00%, 08/01/25 500 505,708
Comal Independent School
District (GO)
5.00%, 02/01/26 775 792,221
Commonwealth of
Pennsylvania (GO)
5.00%, 02/15/27 2,000 2,087,509
County of Harris, Flood Control
District, Series A (GO)
5.00%, 10/01/29 (c) 480 487,327
Dallas Independent School
District, Series A (GO)
4.00%, 02/15/34 (c) 500 500,189
Denton Independent School
District (GO)
5.00%, 08/15/29 1,000 1,088,321
Denton Independent School
District, Series A (GO)
5.00%, 08/15/45 (c) 500 505,884
Ford Bend Independent School
District, Limited Tax, Series
B (GO)
5.00%, 02/15/28 910 967,922
Fort Bend Independent School
District (GO)
5.00%, 08/15/30 (c) 2,000 2,087,967
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,053,596

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Houston Independent School
District (GO)
5.00%, 02/15/25 $ 1,000 $ 1,000,725
Houston Texas Utility System,
Series A (RB)
5.00%, 11/15/27 1,000 1,057,935
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/27 500 524,288
North Texas Tollway Authority
System, Series A (RB)
5.00%, 01/01/27 500 520,316
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/30 (c) 1,195 1,213,920
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/30 (c) 500 511,865
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 613,914
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series A (RB)
5.50%, 01/01/54 (c) (p) 1,000 1,062,427
Texas Transportation
Commission Highway
Improvement (GO)
5.00%, 04/01/30 1,000 1,103,043
Texas Water Development
Board (RB)
5.00%, 04/15/26 1,000 1,026,580
Texas Water Development
Board, Series A (RB)
5.00%, 04/15/30 (c) 250 262,412
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/30 (c) 670 702,366
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,023,377
Ysleta Independent School
District (GO)
5.00%, 08/15/45 (c) 650 657,477
25,235,255
Utah : 0.2%
Utah Transit Authority (RB)
5.00%, 06/15/30 500 551,733
Underline
Virginia : 1.7%
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/25 990 998,740
Par
(000’s) Value
Virginia (continued)
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
5.00%, 07/01/26 $ 750 $ 772,549
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 626,138
Virginia Commonwealth
Transportation Board (RB)
5.00%, 03/15/27 (c) 510 527,873
Virginia Public Building
Authority, Public Facilities,
Series A (RB)
5.00%, 08/01/29 (c) 720 756,743
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 976,633
4,658,676
Washington : 3.2%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 520 540,132
Central Puget Sound Regional
Transit Authority, Series S-1
(RB)
5.00%, 11/01/31 (c) 500 508,437
County of King, Limited Tax
(GO)
4.00%, 07/01/30 (c) 2,110 2,156,240
Energy Northwest Project
Electric, Series A (RB)
5.00%, 07/01/25 1,000 1,009,262
Energy Northwest Project
Electric, Series C (RB)
5.00%, 07/01/25 1,375 1,387,735
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/30 (c) 1,250 1,259,806
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/28 (c) 725 760,974
State of New Mexico, Series A
(GO)
5.00%, 06/01/26 1,000 1,030,160
8,652,746
West Virginia : 0.4%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,031,507
Underline

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin : 1.1%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 $ 750 $ 766,443
Public Finance Authority,
Providence St. Joseph Health,
Series C (RB)
4.00%, 10/01/41 (p) 1,335 1,355,933
Par
(000’s) Value
Wisconsin (continued)
State of Wisconsin, Series A
(GO)
5.00%, 05/01/25 $ 500 $ 502,837
5.00%, 05/01/28 (c) 500 502,739
3,127,952
Total Municipal Bonds: 98.7%
(Cost: $273,050,535) 270,432,874
Other assets less liabilities: 1.3% 3,474,877
NET ASSETS: 100.0% $ 273,907,751
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the investor
^ Zero Coupon Bond